Label	Element	Value
Lazard Developing Markets Equity Portfolio
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	Lazard Developing Markets Equity Portfolio
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2027
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	35.00%
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in developing market countries (also known as “emerging markets”). The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries. In addition to common stocks, such equity securities also may include American Depositary Receipts (“ADRs”), Global Depositary Receipts and European Depositary Receipts. Emerging market countries include all countries represented by the MSCI Emerging Markets Index, which currently includes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The Investment Manager employs a relative growth investment philosophy that is based on value creation through the process of bottom-up stock selection. The Investment Manager’s approach consists of an analytical framework, accounting validation, fundamental analysis and portfolio construction parameters. The Investment Manager’s selection process focuses on growth and considers the sustainability of growth and the trade off between valuation and growth. Implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular market sector and/or a particular country.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Developing Markets Equity Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in Lazard Developing Markets Equity Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	(800) 823-6300
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.lazardassetmanagement.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The accompanying bar chart and table provide some indication of the risks of investing in Lazard Developing Markets Equity Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Year-by-Year Total Returns for Institutional Shares As of December 31, 2025
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

Best Quarter:
2020, Q2	24.47%

Worst Quarter:
2020, Q1	-28.66%

Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	MSCI Emerging Markets Index(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns shown below for the Portfolio’s R6 Shares (which were not operational as of December 31, 2025) reflect the performance of the Portfolio’s Institutional Shares. R6 Shares would have had substantially similar returns as Institutional Shares because the share classes are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses.

Lazard Developing Markets Equity Portfolio | Principal Investment Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	Principal Investment Risks The value of your investment in the Portfolio will fluctuate, which means you could lose money.
Lazard Developing Markets Equity Portfolio | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	The value of your investment in the Portfolio will fluctuate, which means you could lose money.
Lazard Developing Markets Equity Portfolio | Market Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market Risk: The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the U.S. and global investment markets.

Lazard Developing Markets Equity Portfolio | Issuer Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Non-U.S. Securities Risk: The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-U.S. countries and companies in which the Portfolio invests. Non-U.S. securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-U.S. securities may also subject the Portfolio’s investments to changes in currency rates, which can make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Non-U.S. securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. In addition, as a result of trade restrictions

(including tariffs) and other similar governmental actions or developments, the Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices.

Lazard Developing Markets Equity Portfolio | Emerging Market Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Emerging Market Risk: Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the threat or imposition of sanctions or exchange controls (including repatriation restrictions). The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets, thus, the Portfolio may be unable to liquidate its positions in such securities at a favorable time or price. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the U.S. dollar may occur subsequent to acquisition of investments denominated in emerging market currencies. Emerging market countries may also be more susceptible to fraud, corruption, and money laundering, which may result in negative commercial consequences in relation to the value, liquidity and tradability of investments in or related to those regions.

Lazard Developing Markets Equity Portfolio | Country Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Country Risk: Implementation of the Portfolio’s investment strategy may involve the investment of a significant portion of the Portfolio’s assets in a particular country, such as China, and the Portfolio would be expected to be affected by country-specific political, regulatory, market, economic and social developments.

China. There are special risks associated with investments in China, including currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), trading halts, limitations on repatriation and differing legal standards. Strained relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries, such as the potential for an escalation in trade tensions. An increase in tariffs or trade restrictions (and threats thereof), sanctions or embargoes could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry, Chinese issuers, the liquidity or price of the Portfolio’s direct or indirect investments in China and, therefore, the Portfolio.

The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, interest rates, allocation of resources and capital reinvestment, among others. The Chinese central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership or other involvement and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. In addition, the Chinese government has from time to time actively intervened in Chinese companies’ operations and structures and taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. The Chinese government may do so in the future as well, potentially having a significant adverse effect on economic conditions in China. Moreover, strained relations, border disputes or other conflict between China and neighboring countries could adversely affect the Chinese economy.

The Portfolio may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (“VIEs”). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. VIE investments are subject to the risk that any breach of these contractual arrangements will be subject to Chinese law and jurisdiction, that Chinese law may be interpreted or change in a way that affects the enforceability of the VIE’s arrangements, or that contracts between the Chinese company and the VIE may otherwise not be enforceable under Chinese law. VIE structures also could face delisting or other ramifications for failure to meet the requirements of the Securities and Exchange Commission, the Public Company Accounting Oversight Board or other United States regulators. If any of these or similar risks or developments materialize, the value of investments in VIEs could be adversely affected and the Portfolios could incur significant losses with no recourse available. A decline or worsening in diplomatic or other relations between the U.S. and China could increase the risks associated with the VIE structure.

The Portfolio may invest in eligible renminbi-denominated class A shares of equity securities that are listed and traded on certain Chinese stock exchanges (“China A-Shares”) through Hong Kong Stock Connect Program (“Stock Connect”). While Stock Connect is not subject to individual investment quotas, daily and aggregate investment quotas apply to all Stock Connect participants, which may restrict or preclude the Portfolio’s ability to invest in China A-Shares (although the Portfolio would be permitted to sell China A-Shares regardless of the quota balance). Stock Connect is also subject to trading, clearance, settlement and operational risks.

Lazard Developing Markets Equity Portfolio | Foreign Currency Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Foreign Currency Risk: Investments denominated in currencies other than U.S. dollars may experience a decline in value, in U.S. dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, the Portfolio may experience a decline in the value of its portfolio securities, in U.S. dollar terms, due solely to fluctuations in currency exchange rates. The Investment Manager does not intend to utilize foreign currency contracts for the purpose of generating investment returns.

Lazard Developing Markets Equity Portfolio | Depositary Receipts Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Depositary Receipts Risk: ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-U.S. companies, because their values depend on the performance of the underlying non-U.S. securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-U.S. dollar-denominated non-U.S. securities, because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-U.S. dollar security is denominated.

Lazard Developing Markets Equity Portfolio | Small and Mid Cap Companies Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Small and Mid Cap Companies Risk: Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Lazard Developing Markets Equity Portfolio | Large Cap Companies Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Large Cap Companies Risk: Investments in large cap companies may underperform other segments of the market when such other segments are in favor or because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Lazard Developing Markets Equity Portfolio | Growth Investing Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Growth Investing Risk: Growth investments are believed by the Investment Manager to have the potential for growth, but may not realize such perceived potential for extended periods of time or may never realize such perceived growth potential. Such securities may be more volatile than other securities because they can be more sensitive to investor perceptions of the issuing company’s growth potential. These securities may respond differently to market and other developments than other types of securities.

Lazard Developing Markets Equity Portfolio | Sector Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Sector Risk: Implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular market sector, such as companies in the information technology sector, and the Portfolio would be expected to be affected by developments in that sector.

Information Technology. Information technology companies generally operate in intensely competitive markets on a worldwide basis. Because technological development in many areas increases at a rapid rate, these companies often produce products with very short life cycles and face the risk of product obsolescence. Information technology companies may be subject to intense market volatility, changing consumer preferences, and government regulation or scrutiny.

Lazard Developing Markets Equity Portfolio | Securities Selection Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Securities Selection Risk: Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Lazard Developing Markets Equity Portfolio | MSCI Emerging Markets Index(reflects no deduction for fees, expenses or taxes)
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	33.57%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.20%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.42%
Lazard Developing Markets Equity Portfolio | Institutional
Risk/Return:	oef_RiskReturnAbstract
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.22%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	0.12%	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	375
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	659
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,467
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	24.47%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(28.66%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	33.66%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.69%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.91%
Annual Return [Percent]	oef_AnnlRtrPct	14.81%
Annual Return [Percent]	oef_AnnlRtrPct	41.15%
Annual Return [Percent]	oef_AnnlRtrPct	(20.58%)
Annual Return [Percent]	oef_AnnlRtrPct	28.17%
Annual Return [Percent]	oef_AnnlRtrPct	19.33%
Annual Return [Percent]	oef_AnnlRtrPct	(10.14%)
Annual Return [Percent]	oef_AnnlRtrPct	(22.61%)
Annual Return [Percent]	oef_AnnlRtrPct	9.64%
Annual Return [Percent]	oef_AnnlRtrPct	6.72%
Annual Return [Percent]	oef_AnnlRtrPct	33.66%
Performance Inception Date	oef_PerfInceptionDate	Sep. 30, 2008
Lazard Developing Markets Equity Portfolio | Institutional | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Percent	oef_AvgAnnlRtrPct	33.01%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.58%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.85%
Lazard Developing Markets Equity Portfolio | Institutional | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Percent	oef_AvgAnnlRtrPct	19.91%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.42%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.58%
Lazard Developing Markets Equity Portfolio | Open
Risk/Return:	oef_RiskReturnAbstract
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.56%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	0.21%	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	472
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	830
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,839
Average Annual Return, Percent	oef_AvgAnnlRtrPct	33.30%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.44%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.58%
Performance Inception Date	oef_PerfInceptionDate	Sep. 30, 2008
Lazard Developing Markets Equity Portfolio | R6
Risk/Return:	oef_RiskReturnAbstract
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.22%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.22%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	0.17%	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.05%
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	370
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	654
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,462
Average Annual Return, Percent	oef_AvgAnnlRtrPct	33.66%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.69%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.91%

[1]	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2027, to the extent Total Annual Portfolio Operating Expenses exceed 1.10%, 1.35% and 1.05% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.
[2]	Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.